Branden T. Burningham
                               Attorney at Law
                         455 East 500 South, Suite 205
                           Salt Lake City, Utah 84111

ADMITTED IN UTAH AND CALIFORNIA                 TELEPHONE:  (801) 363-7411
                                                FACSIMILE:  (801) 355-7126


May 10, 2005


Maryse Mills-Apenteng
U.S. Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, NW
Washington, DC 20549


Re: Wizzard Software Corporation, a Colorado corporation (the "Company")

    Amendment No. 1 to Registration Statement on Form SB-2
    Commission File No. 333-123715

    Annual Report on Form 10-KSB-A1 for the calendar year ended December 31,
    2004
    Commission File No. 0-33381


Dear Ms. Mills-Apenteng:

     Attached hereto are the above-referenced Forms, which have been prepared in response to the comment letter of Barbara C. Jacobs, dated April 27, 2005. The margins of the amended Forms have been marked to indicate the revisions that have been made in response to the comment letter, with the numbers in the margins corresponding to the paragraph numbers of Ms. Hardy's letter and this letter.

     1. The Form 10-KSB-A1 disclosure under the heading "Controls and Procedures" has been revised to state management's conclusions as to the effectiveness of the Company's controls and procedures as of December 31, 2004, and the basis therefor.

     The amended Registration Statement includes a new Risk Factor entitled "Our management has determined that our internal controls over financial reporting contain material weaknesses." Please see page 6 thereof.

     A new paragraph discussing the potential costs of remedying the Company's material weaknesses has been added under the subheadings "Liquidity and Capital Resources" of both Forms.

     2. The "Controls and Procedures" section of the Form 10-KSB-A1 contains a new final paragraph stating that there was no change in the Company's internal control over financial reporting during the quarterly period ended December 31, 2004.

     3. The statement that "a control system, no matter how well designed and operated, cannot provide absolute assurance that the objectives of the control system are met, and no evaluation of controls can provide absolute assurance that all control issues and instances of fraud, if any, withing a company have been detected" has been deleted from the "Controls and Procedures" disclosure of the Form 10-KSB-A1.

     Finally, the stock issuance dates under the caption "Subsequent Events,"
Note 15 to the Company's audited financial statements, have been corrected to indicate that these issuances took place in 2005, not 2004. The financial statements in both amendments contain this correction.

                                     Sincerely yours,

                                     /s/ Branden T. Burningham

                                     Branden T. Burningham